Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA Multi-Asset Real Return ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA Income Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA Global Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR Blackstone / GSO Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA Ultra Short Term Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MFS Systematic Core Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MFS Systematic Growth Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR MFS Systematic Value Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR DoubleLine Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Defensive Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR DoubleLine Short Duration Total Return Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR DoubleLine Emerging Markets Fixed Income ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR(R) SSGA US Sector Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

SPDR SSGA Fixed Income Sector Rotation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Active Trust

Supplement dated April 3, 2020 to the currently effective Prospectuses and

Summary Prospectuses, as each may be supplemented from time to time

1.
Effective immediately, the “Market Risk” discussion included in each “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectuses and Summary Prospectuses is deleted and replaced with the following:

Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.